SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Aug. 30, 2022	Jul. 15, 2022
Vessels [Abstract]
Repayment of debt		$ 15.8
Dividends [Abstract]
Dividend declared (in dollars per share)	$ 0.03
Dividend declare date	Aug. 30, 2022
Dividend paid date	Oct. 12, 2022